Summary of Business and Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of business description and basis of presentation [line items]
Adjustment to opening balance of retained earnings		$ 4,965	$ 4,739	$ 4,750
Assets		17,295	17,018	17,181
Right of use Assets		254		128
Net investment in finance lease both short-term and long-term				40
Liabilities		7,735	$ 7,808	7,960
Lease liabilities		$ 322		197
Criteria period for lease recognition		more than 12 months
Proportion of voting rights in subsidiaries used to determine control		50.00%
Criteria period for contract cost recognized as asset.		longer than one year
Maturity period of investments classified as cash and cash equivalents		three months or less
Contract cost [member]
Disclosure of business description and basis of presentation [line items]
Description of useful life, intangible assets other than goodwill		three years
Computer software [member]
Disclosure of business description and basis of presentation [line items]
Description of useful life, intangible assets other than goodwill		three-year
Bottom of range [member]
Disclosure of business description and basis of presentation [line items]
Recurring revenues subscription term		1 year
Percentage of voting interest in equity method investee.		20.00%
Top of range [member]
Disclosure of business description and basis of presentation [line items]
Recurring revenues subscription term		5 years
Percentage of voting interest in equity method investee.		50.00%
Financial & risk [member]
Disclosure of business description and basis of presentation [line items]
Percentage of ownership sold	55.00%
Refinitiv [member]
Disclosure of business description and basis of presentation [line items]
Percentage of ownership sold	55.00%
Percentage of ownership held	45.00%	45.00%	45.00%
Adjustments Due to Adoption of IFRS 16 [member]
Disclosure of business description and basis of presentation [line items]
Adjustment to opening balance of retained earnings				11
Assets				163
Liabilities				$ 152